TOTAL OPERATING COSTS - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commercial
Disclosure of products and services [line items]
Total average staff employed	7,700	7,700	6,100
Supply chain
Disclosure of products and services [line items]
Total average staff employed	13,100	13,500	10,800
Support functions
Disclosure of products and services [line items]
Total average staff employed	2,700	2,300	2,200